CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income (loss)	$ (1,723)	$ (50)	$ (227)
Other comprehensive income (loss):
Foreign currency translation adjustments	(19)	6	(34)
Reclassification of foreign currency items to other (income) expense, net	0	0	(1)
Net gain (loss) on pension and postretirement benefit plans	(11)	(11)	(44)
Reclassification from other comprehensive income (loss) to other (income) expense for amortization of actuarial net losses	13	11	5
Total other comprehensive income (loss) before income taxes	(17)	6	(74)
Income tax (provision) benefit related to pension and postretirement benefit plans	(4)	(1)	12
Income tax (provision) benefit related to reclassified amounts of net periodic costs on pension and postretirement benefit plans	(2)	(2)	(1)
Total other comprehensive income (loss)	(23)	3	(63)
Total comprehensive income (loss)	(1,746)	(47)	(290)
Comprehensive (income) loss attributable to noncontrolling interests	9	(8)	2
Comprehensive income (loss) attributable to Hertz Global	(1,737)	(55)	(288)
The Hertz Corporation
Net income (loss)	(1,855)	(45)	(222)
Other comprehensive income (loss):
Foreign currency translation adjustments	(19)	6	(34)
Reclassification of foreign currency items to other (income) expense, net	0	0	(1)
Net gain (loss) on pension and postretirement benefit plans	(11)	(11)	(44)
Reclassification from other comprehensive income (loss) to other (income) expense for amortization of actuarial net losses	13	11	5
Total other comprehensive income (loss) before income taxes	(17)	6	(74)
Income tax (provision) benefit related to pension and postretirement benefit plans	(4)	(1)	12
Income tax (provision) benefit related to reclassified amounts of net periodic costs on pension and postretirement benefit plans	(2)	(2)	(1)
Total other comprehensive income (loss)	(23)	3	(63)
Total comprehensive income (loss)	(1,878)	(42)	(285)
Comprehensive (income) loss attributable to noncontrolling interests	9	(8)	2
Comprehensive income (loss) attributable to Hertz Global	$ (1,869)	$ (50)	$ (283)